INCOME TAXES (Reasons for difference and related tax effects) (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2025 USD ($)	Dec. 28, 2025 CAD ($)	Dec. 28, 2025 GBP (£)	Dec. 28, 2025 EUR (€)	Dec. 28, 2025 AUD ($)	Dec. 28, 2025 MXN ($)	Dec. 28, 2025 CNY (¥)	Dec. 28, 2025 BDT (৳)	Dec. 29, 2024 USD ($)
Income Taxes [Abstract]
Earnings before income taxes	$ 471,192	$ (2.1)	£ (0.1)	€ (1.2)	$ (0.4)	$ (0.2)	¥ (0.1)	৳ (0.7)	$ 514,085
Applicable statutory tax rate	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%	26.50%
Income taxes at applicable statutory rate	$ 124,866								$ 136,233
Effect of different tax rates and additional income taxes in other jurisdictions	(122,546)								(110,434)
Global Minimum Tax ("GMT") top-up tax	27,902								33,000
Income tax and other adjustments related to prior taxation years	(1,165)								(1,279)
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	0								10,904
Tax effect of tax losses	27,335								45,171
Effect of non-deductible expenses and other	20,865								(375)
Total income tax expense	$ 77,257								$ 113,220
Average effective tax rate	16.40%	16.40%	16.40%	16.40%	16.40%	16.40%	16.40%	16.40%	22.00%